Fixed Assets, net & Right-of-use Assets - Amortization of assumed time charters (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Amortization for the periods ending:
Assumed time charter liabilities	$ 74,100
Unearned revenue
Amortization for the periods ending:
Less: Current portion	(20,800)
Unearned revenue, net of current portion
Amortization for the periods ending:
Total non-current portion	4,500
TEU sister vessels
Amortization for the periods ending:
December 31, 2023	20,806
Until April 2024	4,534
Total	25,340
Less: Current portion	(20,806)
Total non-current portion	$ 4,534